Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Total, cost	$ 50,867	$ 50,771
Accumulated depreciation:
Accumulated depreciation	40,211	38,110
Depreciated cost	10,656	12,661
Computers and peripheral equipment [Member]
Cost:
Total, cost	36,508	35,392
Accumulated depreciation:
Accumulated depreciation	29,945	28,525
Office furniture and equipment [Member]
Cost:
Total, cost	5,766	6,338
Accumulated depreciation:
Accumulated depreciation	4,735	4,580
Leasehold improvements [Member]
Cost:
Total, cost	8,593	9,041
Accumulated depreciation:
Accumulated depreciation	$ 5,531	$ 5,005